Intellectual Property net	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Intellectual Property net
Intellectual Property. net

7. Intellectual Property, net

A continuity schedule for capitalized patents is presented below:

	May 31,	August 31,
	2025	2024
Balance – beginning	$516,676	$462,625
Additions	60,496	145,591
Impairment	(33,540)	(57,836)
Amortization	(27,212)	(33,704)
Balance – ending	$516,420	$516,676

The Company evaluated its patent portfolio to determine whether certain pending applications had been abandoned or will not be pursued. During the nine months ended May 31, 2025, the Company recognized an impairment loss of $33,540 related to those abandoned applications.  The Company recognized $27,212 of amortization expense related to patents and licenses in the nine months ended May 31, 2025.

The following table summarizes expected future amortization of the Company’s patent portfolio as of May 31, 2025:

Fiscal Years Ending August 31,
2025	$25,821
2026	25,821
2027	25,821
2028	25,821
2029	25,821
Thereafter	387,315
Total	$516,420

7. Intellectual Property, net

A continuity schedule for capitalized patents is presented below:

	August 31,	August 31,
	2024	2023
Balance – beginning	$462,625	$488,462
Addition	145,591	135,862
Impairment	(57,836)	(106,761)
Amortization	(33,704)	(54,938)
Balance – ending	$516,676	$462,625

The Company evaluated its patent portfolio and determined that certain pending applications had been abandoned or will not be pursued. As such, during the year ended August 31, 2024, the Company recognized an impairment loss of $57,836 related to those abandoned applications.  The Company recognized $33,704 of amortization expense related to patents and licenses in the year ended August 31, 2024.

The following table summarizes expected future amortization of the Company’s patent portfolio as of August 31, 2024:

Years Ending December 31,
2025	$25,813
2026	25,813
2027	25,813
2028	25,813
2029	25,813
Thereafter	$387,611
Total	$516,676